CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers		$ 206,697,620	$ 172,350,699	$ 160,308,979
Government grants		2,302	24,732	16,372
Initial recognition and changes in the fair value of biological assets		2,826,255	716,741	279,945
Total		209,526,177	173,092,172	160,605,296
Cost of sales		(118,641,803)	(93,575,588)	(86,964,881)
Research and development expenses		(5,617,655)	(4,195,270)	(3,689,391)
Selling, general and administrative expenses		(47,601,901)	(38,345,028)	(39,243,800)
Share of profit or loss of joint ventures and associates		997,429	2,477,193	1,012,486
Other income or expenses, net		(279,359)	(307,499)	365,900
Operating profit		38,382,888	39,145,980	32,085,610
Finance costs		(21,240,236)	(20,880,526)	(23,414,834)
Other financial results		(6,612,104)	(11,822,116)	(18,043,383)
Profit (loss) before income tax		10,530,548	6,443,338	(9,372,607)
Income tax		(14,351,170)	(2,206,710)	(6,986,284)
(Loss) profit for the year		$ (3,820,622)	$ 4,236,628	$ (16,358,891)
(Loss) Profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent	[1]	$ (0.1752)	$ 0.0930	$ (0.6027)
Diluted (loss) profit attributable to ordinary equity holders of the parent		$ (0.1752)	$ 0.0922	$ (0.6027)
Weighted average number of shares
Basic	[1]	39,218,632	36,120,447	30,478,390
Diluted		39,218,632	36,416,988	30,478,390
(Loss) profit for the year		$ (3,820,622)	$ 4,236,628	$ (16,358,891)
Other comprehensive income (loss)		10,051,318	(9,682,116)	3,904,365
Items that may be subsequently reclassified to profit and loss		12,733,775	(13,603,205)	5,251,488
Exchange differences on translation of foreign operations from joint ventures		2,657,567	(3,494,761)	11,337
Exchange differences on translation of foreign operations		10,076,208	(10,108,444)	5,240,151
Items that will not be subsequently reclassified to loss and profit		(2,682,457)	3,921,089	(1,347,123)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates	[2]	(413,618)	521,406	94,009
Revaluation of property, plant and equipment, net of tax	[3]	(2,268,839)	3,399,683	(1,441,132)
Total comprehensive profit (loss)		6,230,696	(5,445,488)	(12,454,526)
(Loss) profit for the period attributable to:
Equity holders of the parent		(6,870,163)	3,359,175	(18,369,045)
Non-controlling interests		3,049,541	877,453	2,010,154
Result for the year		(3,820,622)	4,236,628	(16,358,891)
Total comprehensive (loss) profit attributable to:
Equity holders of the parent		1,559,264	(5,222,572)	(14,333,037)
Non-controlling interests		4,671,432	(222,916)	1,878,511
Total comprehensive profit (loss)		$ 6,230,696	$ (5,445,488)	$ (12,454,526)

[1]	For the years ended June 30, 2021 and 2019 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.
[2]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was ($222,717), ($173,802) and ($47,005) for the years ended June 30, 2021, 2020 and 2019, respectively.
[3]	The tax effect of the revaluation of property, plant and equipment was ($1,389,643), ($1,133,230) and $480,378 for the years ended June 30, 2021, 2020 and 2019, respectively.